GOF-P24 5/26

FRANKLIN FUND ALLOCATOR SERIES

TEMPLETON GLOBAL INVESTMENT TRUST

SUPPLEMENT DATED MAY 1, 2026

TO THE SUMMARY PROSPECTUS, AS APPLICABLE, AND PROSPECTUS

OF EACH FUND LISTED IN SCHEDULE A AND SCHEDULE B

1.

The following information supplements and supersedes the information contained in the section titled “Performance” in the Summary Prospectus, as applicable, and Prospectus of each fund listed in Schedule A:

Effective May 1, 2026, the Fund will no longer compare its performance to the MSCI All Country World Ex-U.S. Index- NR. The Fund will continue to compare its performance to the MSCI Emerging Markets Index-NR, a broad-based securities market index.

2.	The following information supplements and supersedes the information contained in the section titled “Performance” in the Summary Prospectus and Prospectus of each fund listed in Schedule B:

Effective May 1, 2026, the MSCI Emerging Markets Index-NR will replace the MSCI All Country World Ex-U.S. Index- NR as the Fund’s benchmark. The Fund’s investment manager believes that the MSCI Emerging Markets Index-NR is a better representation of the Fund’s current portfolio. The Fund will continue to compare its performance to the MSCI Emerging Markets Small Cap Index-NR.

SCHEDULE A

Fund	Date of Summary Prospectus, as applicable, and Prospectus
FRANKLIN FUND ALLOCATOR SERIES

Franklin Emerging Market Core Equity (IU) Fund	December 1, 2025

TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton SMACS: Series EM	January 1, 2026

SCHEDULE B

Fund	Date of Summary Prospectus and Prospectus
TEMPLETON GLOBAL INVESTMENT TRUST

Templeton Emerging Markets Small Cap Fund	January 1, 2026

Please retain this supplement for future reference.

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